Loan and warrant (Details)					12 Months Ended
	Apr. 05, 2018 USD ($)	Mar. 13, 2018 $ / shares shares	Feb. 21, 2017 SFr / shares shares	Jul. 19, 2016 USD ($) $ / shares shares	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Apr. 05, 2018 CHF (SFr)
Disclosure of detailed information about borrowings [line items]
Liquidity covenant amount | $	$ 5,000,000
Repayments of current borrowings | $	5,000,000
Collateral cash | $	$ 2,120,257
Recognized loss on loan and transaction costs | SFr							SFr 334,747
Warrants issued (in shares) | shares			7,945,000
Exercise price of warrants (in dollars per share) | SFr / shares			SFr 1.2
Secured term loan facility
Disclosure of detailed information about borrowings [line items]
Term loan facility (up to) | $				$ 20,000,000.0
Drawn on term loan facility				$ 12,500,000.0	SFr 1,435,400
Exercise price of warrants (in dollars per share) | $ / shares				$ 3.94
Warrants exercisable (in shares) | shares				156,726
Number of additional warrants exercisable upon second advance (in shares) | shares				84,391
Secured term loan facility | Floating interest rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate per annum (as a percent)				9.55%
Within one year | Secured term loan facility
Disclosure of detailed information about borrowings [line items]
Amortization payments | SFr					1,435,400
Warrants | Secured term loan facility
Disclosure of detailed information about borrowings [line items]
Exercise price of warrants (in dollars per share) | $ / shares		$ 39.40
Fair value of warrants | SFr					3,804
Gain recognized upon change in fair value of warrants | SFr					SFr 19,546	SFr 93,782
Number of common shares exercisable through warrants, up to (in shares) | shares		15,673		241,117